UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ValMark Advisers, Inc.
Address: 130 Springside Drive
         Suite 300
         Akron, OH  44333

13F File Number:  028-12433

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael McClary
Title:     VP, CIO, ValMark Advisers,Inc.
Phone:     800-765-5201

Signature, Place, and Date of Signing:

 /s/ Michael McClary     Akron, OH     October 25, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $1,870,704 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CLAYMORE EXCHANGE TRD FD TR    GUGG TIMBER ETF  18383Q879    34380  1869468 SH       SOLE                  1008984        0   860484
EXXON MOBIL CORP               COM              30231G102      241     2630 SH       SOLE                        0        0     2630
FIRST TR BICK INDEX FD         COM SHS          33733H107    13778   579148 SH       SOLE                        0        0   579148
FLEXSHARES TR                  IBOXX 3R TARGT   33939L506    35776  1402316 SH       SOLE                        0        0  1402316
INTERNATIONAL BUSINESS MACHS   COM              459200101      301     1453 SH       SOLE                        0        0     1453
ISHARES INC                    MSCI BRAZIL      464286400     8522   157636 SH       SOLE                   157194        0      442
ISHARES TR                     DJ SEL DIV INX   464287168      432     7488 SH       SOLE                        0        0     7488
ISHARES TR                     BARCLYS TIPS BD  464287176   169562  1392591 SH       SOLE                   804128        0   588463
ISHARES TR                     IBOXX INV CPBD   464287242    95738   786218 SH       SOLE                   338751        0   447467
ISHARES TR                     S&P500 GRW       464287309   189647  2436054 SH       SOLE                  1428182        0  1007872
ISHARES TR                     S&P 500 VALUE    464287408   178192  2708499 SH       SOLE                  1445940        0  1262559
ISHARES TR                     BARCLYS 7-10 YR  464287440     7195    66335 SH       SOLE                        0        0    66335
ISHARES TR                     BARCLYS 1-3 YR   464287457     7342    86884 SH       SOLE                      385        0    86499
ISHARES TR                     S&P MIDCAP 400   464287507   175037  1773787 SH       SOLE                  1056354        0   717433
ISHARES TR                     S&P SMLCAP 600   464287804   150551  1953431 SH       SOLE                  1255775        0   697656
ISHARES TR                     S&P NTL AMTFREE  464288414     1390    12410 SH       SOLE                        0        0    12410
ISHARES TR                     HIGH YLD CORP    464288513    81986   888256 SH       SOLE                   514739        0   373517
ISHARES TR                     BARCLYS 3-7 YR   464288661    44302   358081 SH       SOLE                   132989        0   225092
ISHARES TR                     US PFD STK IDX   464288687      538    13507 SH       SOLE                        0        0    13507
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      221     2675 SH       SOLE                        0        0     2675
MERCK & CO INC NEW             COM              58933Y105      607    13466 SH       SOLE                        0        0    13466
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769    25600  1026041 SH       SOLE                   471991        0   554050
PROCTER & GAMBLE CO            COM              742718109      264     3803 SH       SOLE                        0        0     3803
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      256     7028 SH       SOLE                        0        0     7028
SHERWIN WILLIAMS CO            COM              824348106     3117    20929 SH       SOLE                        0        0    20929
SPDR GOLD TRUST                GOLD SHS         78463V107      201     1172 SH       SOLE                        0        0     1172
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400     8497   130504 SH       SOLE                   130504        0        0
SPDR INDEX SHS FDS             GLB NAT RESRCE   78463X541    56883  1120404 SH       SOLE                   454529        0   665875
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    54471  1387802 SH       SOLE                   797836        0   589966
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425      888    36264 SH       SOLE                        0        0    36264
SPDR SERIES TRUST              NUVN BRCLY MUNI  78464A458     2051    83427 SH       SOLE                        0        0    83427
SPDR SERIES TRUST              BARC CAPTL ETF   78464A474    39652  1285741 SH       SOLE                   649789        0   635952
SPDR SERIES TRUST              DB INT GVT ETF   78464A490    53645   865806 SH       SOLE                   454667        0   411139
SPDR SERIES TRUST              DJ REIT ETF      78464A607    42695   593314 SH       SOLE                   322679        0   270635
VANGUARD INTL EQUITY INDEX F   FTSE SMCAP ETF   922042718    36444   416746 SH       SOLE                   239009        0   177737
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775   227447  5294401 SH       SOLE                  3228269        0  2066132
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    42664  1022618 SH       SOLE                   609920        0   412698
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844      320     5362 SH       SOLE                        0        0     5362
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     1307    39755 SH       SOLE                        0        0    39755
VANGUARD WORLD FDS             ENERGY ETF       92204A306    10512    98262 SH       SOLE                    97810        0      452
VANGUARD WORLD FDS             MATERIALS ETF    92204A801    10485   126482 SH       SOLE                   126082        0      400
WISDOMTREE TR                  EM LCL DEBT FD   97717X867    49086   938360 SH       SOLE                   486529        0   451831
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422     8481   447764 SH       SOLE                   447764        0        0